COMMITMENTS AND CONTINGENCIES - GM Agreements (Details) - GM Agreement - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - item		3 Months Ended
	Jul. 20, 2020	Mar. 31, 2021
Commitments And Contingencies [Line Items]
Term of agreement	5 years
Number of fast chargers to be built	2,750
Threshold notice period for deficiency to meet charger-installation milestone		30 days